SUMMARY OF FAIR VALUE OF CONVERTIBLE COMPONENT LIABILITY (Details) - Convertible Bridge Loan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Balances as of December 31, 2019
Plus: Recognition at the initial date	2,893
Less: Partial conversion of convertible bridge loans into equity	(38)
Plus: Modification of convertible bridge loans transactions	213
Less: Changes in fair value	(568)
Balances as of December 31, 2020	$ 2,500